Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

April 14, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Deborah O'Neal

Re:	The Lazard Funds, Inc. (Registration Nos.: 811-06312; 33-40682) Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced Fund, transmitted herewith for filing with the Securities and Exchange Commission (the "SEC") is the Fund's preliminary proxy statement on Schedule 14A and form of proxy (the "Proxy Materials") for a special meeting of shareholders of Lazard US Equity Focus Portfolio (the "Portfolio") scheduled to be held virtually at 3:00 p.m., E.T., on Monday, June 29, 2020 (the "Special Meeting"). At the Special Meeting, shareholders of the Portfolio will be asked to consider and act upon a proposal to approve changing the Portfolio's subclassification from a "diversified company" to a "non-diversified company" (as such terms are defined in the Investment Company Act of 1940, as amended).

Shareholders of record on April 27, 2020 will be permitted to vote on these proposals. The definitive versions of the Proxy Materials are expected to be mailed in early May, subject to any comments of the staff of the SEC.

Please direct any questions concerning the Proxy Materials to the undersigned at 212.969.3379 or Lisa Goldstein of this office at 212.969.3381.

Very truly yours,

/s/ Kim Kaufman, Esq.

Kim Kaufman, Esq.

cc:   Lisa Goldstein, Esq.

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